Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0000080424
Registrant Name	PROCTER & GAMBLE Co
Registration File Number	333-299472
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES